BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - News and Zen divestment and acquisition of Delivery Club (Details) ₽ in Millions, $ in Millions			8 Months Ended	12 Months Ended
	Sep. 08, 2022 RUB (₽)	Sep. 08, 2022 USD ($)	Sep. 08, 2022 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2022 USD ($)	Aug. 22, 2022	Dec. 31, 2020 RUB (₽)
ASSETS:
Goodwill				₽ 143,778	₽ 117,864	$ 2,044.1		₽ 104,275
Trade names and domain names
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)				9 years 1 month 6 days	9 years 1 month 6 days
Customer relationships
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)				8 years 1 month 6 days	8 years 1 month 6 days
Delivery Club LLC
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%		100.00%				100.00%
Fair value of consideration transferred	₽ 38,620
Effect of consolidation	38,051	$ 541.0
Working capital adjustment				₽ 332
Intangible assets	13,864		₽ 13,864
ASSETS:
Cash and cash equivalents	1,893		1,893
Accounts receivable	1,182		1,182
Goodwill	24,919		24,919
Intangible assets	13,864		13,864
Other current and non-current assets	2,089		2,089
Total assets	43,947		43,947
LIABILITIES:
Accounts payable, accrued and other liabilities	3,496		3,496
Other current and non-current liabilities	1,499		1,499
Total liabilities	4,995		4,995
Total purchase consideration	₽ 38,952		38,952
Revenues			11,724		₽ 13,047
Net loss			(6,452)		(10,120)
Proforma revenue				533,423	369,218
Proforma net income (loss)				₽ 3,112	₽ (24,773)
Delivery Club LLC | Trade names and domain names
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)	10 years	10 years
Intangible assets	₽ 9,626		9,626
ASSETS:
Intangible assets	₽ 9,626		9,626
Delivery Club LLC | Customer relationships
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)	7 years	7 years
Intangible assets	₽ 4,058		4,058
ASSETS:
Intangible assets	₽ 4,058		₽ 4,058